Investment Strategy - Regan Floating Rate MBS ETF	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Regan Capital, LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in floating rate residential mortgage-backed securities (“RMBS”). The Adviser intends to invest primarily in agency RMBS (“Agency RMBS”), which are securities issued, secured, or collateralized by government sponsored entities and backed by residential mortgages.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in floating rate RMBS. The Adviser shall monitor compliance with this 80% investment policy no less frequently than quarterly. If the Fund departs from compliance with its 80% investment policy it shall generally have 90 days to return to compliance. This 80% requirement is calculated at the time the Fund makes its investment.

Money awaiting investment in portfolio holdings may be held in cash or other short-term investments. The short-term investments that the Fund may invest in are: short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents; and money market mutual funds.

The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates.

The Fund is an actively managed exchanged-traded Fund (an “ETF”), which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

When purchasing portfolio securities for the Fund, the Adviser is looking for attractive risk-return profiles. The Adviser intends for the Fund to be composed of extremely low-risk securities, many of which are backed by the U.S. Government, its agencies and instrumentalities, and have very little sensitivity to interest rate movements. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations.

In selecting portfolio securities, the Adviser undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Adviser’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Adviser seeks securities whose market price is significantly lower than the Adviser’s estimate of the security’s true value. The Adviser will overlay this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Adviser regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Adviser seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free investment such as Treasuries. Due to this method of determining which portfolio positions to buy and sell and the Adviser’s active trading, portfolio turnover will generally be 100% or greater.

The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in the investment objective.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s assets will be invested in floating rate RMBS. The Adviser shall monitor compliance with this 80% investment policy no less frequently than quarterly. If the Fund departs from compliance with its 80% investment policy it shall generally have 90 days to return to compliance. This 80% requirement is calculated at the time the Fund makes its investment.